SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 28, 2015
Summary Of Significant Accounting Policies Tables
Antidilutive shares excluded from computing diluted loss per share
	August 31, 2015	August 31, 2014
Stock options	371,476	172,007
Warrants	847,932	426,241
Preferred stock	480,472	-
Total	1,699,880	598,248

In computing diluted loss per share for the years ended February 28, 2015 and 2014, no effect has been given to the common shares issuable at the end of the period upon the conversion or exercise of the following securities as their inclusion would have been anti-dilutive:

	February 28, 2015	February 28, 2014
Stock options	2,810,000	2,680,000
Warrants	8,707,724	3,146,355
Convertible notes	-	1,986,467
Preferred stock	3,160,620	-
Total	14,678,344	7,812,822